PROPERTY, PLANT AND EQUIPMENT (Details 1)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Buildings [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	32 years	33 years
Machinery [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	17 years	17 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	10 years	10 years
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	11 years	10 years